Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2020	$ 300	$ 19	[1]	$ 371,035	$ (333,094)	$ 38,260
Balance, shares at Mar. 31, 2020	300,000	19,100	[1]
Sale of common stock		$ 871	[1]	679,129		680,000
Sale of common stock, shares		870,600	[1]
Net loss			[1]		(275,892)	(275,892)
Conversion of preferred stock to common stock	$ (8)	$ 8,000	[1]	(7,992)
Conversion of preferred stock to common stock, shares	(8,000)	8,000,000	[1]
Issuance of stock to officer as bonus		$ 1,000	[1]			1,000
Issuance of stock to officer as bonus, shares		1,000,000	[1]
Fractional shares issued due to reverse stock split			[1]
Fractional shares issued due to reverse stock split, shares		375	[1]
Balance at Mar. 31, 2021	$ 292	$ 9,890	[1]	1,042,172	(608,986)	443,368
Balance, shares at Mar. 31, 2021	292,000	9,890,075	[1],[2]
Net loss					(108,782)	(108,782)
Balance at Jun. 30, 2021	$ 292	$ 9,890		1,042,172	(717,768)	334,586
Balance, shares at Jun. 30, 2021	292,000	9,890,075	[2]
Balance at Mar. 31, 2021	$ 292	$ 9,890	[1]	1,042,172	(608,986)	443,368
Balance, shares at Mar. 31, 2021	292,000	9,890,075	[1],[2]
Sale of common stock		$ 90	[1]	178,910		179,000
Sale of common stock, shares		89,500	[1]
Net loss			[1]		(530,827)	(530,827)
Balance at Mar. 31, 2022	$ 292	$ 9,980	[1]	1,221,082	(1,139,813)	91,541
Balance, shares at Mar. 31, 2022	292,000	9,979,575	[1],[2]
Sale of common stock		$ 49		172,451		172,500
Sale of common stock, shares		49,286	[2]
Issuance of common stock for services		$ 250		249,750		250,000
Issuance of common stock for services, shares		250,000
Net loss					(404,344)	(404,344)
Balance at Jun. 30, 2022	$ 292	$ 10,279		$ 1,643,283	$ (1,544,157)	$ 109,697
Balance, shares at Jun. 30, 2022	292,000	10,278,861	[2]

[1]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.
[2]	Common stock adjusted to reflect effected on October 15, 2019 and June 30, 2020.